Nov. 01, 2017
Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2017
HC Capital Trust

The date of this Supplement is July 27, 2018

The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”): On July 27, 2018, amendments to City of London Investment Management Company Limited (“CLIM”)’s Portfolio Management Agreements with each of the Portfolios was approved by the shareholders of each respective Portfolio. These amendments provide for an increase in the Specialist Manager fee payable to CLIM.. Accordingly, the following material supplements the Prospectus dated November 1, 2017 to update the information about CLIM related to these two Portfolios.

1. The Intermediate Term Municipal Bond Portfolio’s fee table and expense example table disclosures on page 111 are revised and restated to reflect the new management fee, effective July 27, 2018 as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)		0.27%
Other Expenses		0.07%
Total Annual Portfolio Operating Expenses		0.34%

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

2. The Intermediate Term Municipal Bond II Portfolio’s fee table and expense example table disclosures on page 116 are revised and restated to reflect the new management fee, effective July 27, 2018 as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)		0.24%
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Portfolio Operating Expenses		0.35%

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443